PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
PROPERTY, PLANT AND EQUIPMENT
Depreciation, Depletion and Amortization	$ 8,483	$ 7,879	$ 8,217
Property Plant And Equipment Pledged For Short Term Loans		939
Property Plant And Equipment Pledged For Long Term Loans	1,178	1,467
Property Plant And Equipment Pledged For Line Of Credit	$ 2,854	$ 3,018